SCHEDULE OF MEASURED FAIR VALUE ON RECURRING BASIS (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Marketable securities held in trust account	$ 8,188,994	$ 15,890,194	$ 118,601,873